Provisions - Summary of Changes in Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 1,786,839	$ 930,271
Increase (decrease) in existing provisions	(250,038)	307,729
Acquisition of Business combination		935,488
Provision used	(174,348)	(204,414)
Increase from adjustment to time value of money	119,966	147,194
Foreign currency translation	(115,711)	(239,729)
Transfer to P&L	(104,329)	(89,700)
Total Changes in Provisions	(524,460)	856,568
Ending balance	1,262,379	1,786,839
Provisions for Legal Proceedings
Disclosure Of Other Provisions [Line Items]
Beginning balance	1,691,736	828,490
Increase (decrease) in existing provisions	(308,689)	331,820
Acquisition of Business combination		869,545
Provision used	(155,974)	(159,421)
Increase from adjustment to time value of money	113,879	143,917
Foreign currency translation	(114,476)	(232,915)
Transfer to P&L	(103,925)	(89,700)
Total Changes in Provisions	(569,185)	863,246
Ending balance	1,122,551	1,691,736
Decomissioning or Restoration
Disclosure Of Other Provisions [Line Items]
Beginning balance	87,720	90,278
Increase (decrease) in existing provisions	46,020	14,798
Provision used	(10,196)	(13,855)
Increase from adjustment to time value of money	5,933	2,997
Foreign currency translation	(168)	(6,498)
Total Changes in Provisions	41,589	(2,558)
Ending balance	129,309	87,720
Provision for environmental issues
Disclosure Of Other Provisions [Line Items]
Beginning balance	7,383	11,503
Increase (decrease) in existing provisions	12,631	(38,889)
Acquisition of Business combination		65,943
Provision used	(8,178)	(31,138)
Increase from adjustment to time value of money	154	280
Foreign currency translation	(1,067)	(316)
Transfer to P&L	(404)
Total Changes in Provisions	3,136	(4,120)
Ending balance	$ 10,519	$ 7,383